UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------


Check here if Amendment []; Amendment Number:
                                              --------------

          This Amendment (Check only one.):     [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jabre Capital Partners S.A.
Address:   1 Rue des Moulins
           1204 Geneva, Switzerland


Form 13F File Number: 028-13038
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Emma Love
Title:  Head of Compliance
Phone:  + 41 22 556 2255

Signature, Place, and Date of Signing:


           /s/ Emma Love             Geneva, Switzerland      November 14, 2011
-------------------------------  --------------------------   -----------------
            [Signature]                   [City, State]              [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            -------------------

Form 13F Information Table Entry Total:              78
                                            -------------------

Form 13F Information Table Value Total:          $1,352,151
                                            -------------------
                                              (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None

                                                  JABRE CAPITAL PARTNERS S.A.
                                                  FORM 13F INFORMATION TABLE
                                                Quarter Ended September 30, 2011


-------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
3M CO                        COM              88579Y101    1,472     20,500 SH  PUT  SOLE                    20,500
ADOBE SYS INC                COM              00724F101    9,668    400,000 SH  CALL SOLE                   400,000
ALLIANCE DATA SYSTEMS CORP   NOTE 1.750% 8/0  018581AD0   17,684     14,000 PRN      SOLE                                  NONE
ALLIANCE DATA SYSTEMS CORP   NOTE 4.750% 5/1  018581AC2   30,971     15,000 PRN      SOLE                                  NONE
ALLIANT TECHSYSTEMS INC      NOTE 3.000% 8/1  018804AK0    2,553      2,500 PRN      SOLE                                  NONE
ANGLOGOLD ASHANTI HLDGS FIN  MAND BD CV 13    03512Q206   15,466    319,000 PRN      SOLE                                  NONE
APPLIED MATLS INC            COM              038222105    1,553    150,000 SH       SOLE                   150,000
ARCHER DANIELS MIDLAND CO    NOTE 0.875% 2/1  039483AW2    2,396      2,400 PRN      SOLE                                  NONE
BANK OF AMERICA CORPORATION  *W EXP 01/16/201 060505146   23,562  3,850,000 SH       SOLE                 3,850,000
BANK OF AMERICA CORPORATION  *W EXP 10/28/201 060505153   50,825  8,304,800 SH       SOLE                 8,304,800
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113    3,528    600,000 SH       SOLE                   600,000
BROOKDALE SR LIVING INC      NOTE 2.750% 6/1  112463AA2    3,807      5,000 PRN      SOLE                                  NONE
CACI INTL INC                NOTE 2.125% 5/0  127190AD8   18,982     17,000 PRN      SOLE                                  NONE
CEPHALON INC                 COM              156708109    9,644    119,500 SH       SOLE                   119,500
CHENIERE ENERGY INC          NOTE 2.250% 8/0  16411RAE9    8,956     11,000 PRN      SOLE                                  NONE
CIENA CORP                   COM NEW          171779309    6,888    615,000 SH       SOLE                   615,000
CITIGROUP INC                *W EXP 01/04/201 172967226   53,792 21,000,000 SH       SOLE                21,000,000
CITIGROUP INC                *W EXP 10/28/201 172967234   40,765 15,914,400 SH       SOLE                15,914,400
CONTINENTAL AIRLS INC        NOTE 4.500% 1/1  210795PU8   12,698     10,000 PRN      SOLE                                  NONE
COSTCO WHSL CORP NEW         COM              22160K105   24,639    300,000 SH  CALL SOLE                   300,000
CUBIST PHARMACEUTICALS INC   NOTE 2.500%11/0  229678AD9    6,897      5,000 PRN      SOLE                                  NONE
DOLLAR TREE INC              COM              256746108   18,785    250,000 SH  CALL SOLE                   250,000
E M C CORP MASS              NOTE 1.750%12/0  268648AK8   10,518      8,000 PRN      SOLE                                  NONE
FORD MTR CO DEL              *W EXP 01/01/201 345370134  155,672 16,098,500 SH       SOLE                16,098,500
GAP INC DEL                  COM              364760108      729     44,903 SH       SOLE                    44,903
GENERAL MTRS CO              *W EXP 07/10/201 37045V126   17,153    850,000 SH       SOLE                   850,000
GILEAD SCIENCES INC          NOTE 1.000% 5/0  375558AN3    3,836      3,500 PRN      SOLE                                  NONE
GLOBAL INDS LTD              COM              379336100   11,983  1,513,065 SH       SOLE                 1,513,065
GOODRICH CORP                COM              382388106    3,988     33,050 SH       SOLE                    33,050
HEWLETT PACKARD CO           COM              428236103    7,858    350,000 SH       SOLE                   350,000
ILLINOIS TOOL WKS INC        COM              452308109   16,640    400,000 SH  CALL SOLE                   400,000
INGERSOLL-RAND GLOBAL HLDG C NOTE 4.500% 4/1  45687AAD4   16,146     10,000 PRN      SOLE                                  NONE
INTERDIGITAL INC             COM              45867G101    3,456     74,200 SH       SOLE                    74,200
INTERMUNE INC                NOTE 2.500% 9/1  45884XAE3      940      1,000 PRN      SOLE                                  NONE
INTEROIL CORP                NOTE 2.750%11/1  460951AC0    5,660      6,500 PRN      SOLE                                  NONE
ISHARES TR                   FTSE CHINA25 IDX 464287184    7,708    250,000 SH  CALL SOLE                   250,000
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106      295     19,000 SH       SOLE                    19,000
JANUS CAP GROUP INC          NOTE 3.250% 7/1  47102XAG0   22,637     23,000 PRN      SOLE                                  NONE
JANUS CAP GROUP INC          COM              47102X105   21,420  3,570,000 SH       SOLE                 3,570,000
JINKOSOLAR HLDG CO LTD       NOTE 4.000% 5/1  47759TAA8    4,936     15,000 PRN      SOLE                                  NONE
MCDONALDS CORP               COM              580135101   19,320    220,000 SH  CALL SOLE                   220,000
MGM RESORTS INTERNATIONAL    NOTE 4.250% 4/1  55303QAE0   14,461     16,000 PRN      SOLE                                  NONE
MICRON TECHNOLOGY INC        NOTE 4.250%10/1  595112AJ2    5,068      4,000 PRN      SOLE                                  NONE
MOTOROLA MOBILITY HLDGS INC  COM              620097105    1,889     50,000 SH       SOLE                    50,000
NALCO HOLDING COMPANY        COM              62985Q101   11,543    330,000 SH       SOLE                   330,000
NAVISTAR INTL CORP NEW       NOTE 3.000%10/1  63934EAL2    9,742     10,000 PRN      SOLE                                  NONE
NEWMONT MINING CORP          NOTE 1.250% 7/1  651639AH9   48,437     33,000 PRN      SOLE                                  NONE
NEWMONT MINING CORP          NOTE 1.625% 7/1  651639AJ5   15,061     10,000 PRN      SOLE                                  NONE
NORTHERN DYNASTY MINERALS LT COM NEW          66510M204    4,208    785,000 SH       SOLE                   785,000
NORTHGATE MINERALS CORP      COM              666416102    1,894    565,000 SH       SOLE                   565,000
NYSE EURONEXT                COM              629491101    5,578    240,000 SH       SOLE                   240,000
OMNICARE INC                 NOTE 3.750%12/1  681904AN8   41,083     36,500 PRN      SOLE                                  NONE
PACCAR INC                   COM              693718108   13,528    400,000 SH  CALL SOLE                   400,000
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408    1,347     60,000 SH       SOLE                    60,000
PNC FINL SVCS GROUP INC      *W EXP 12/31/201 693475121   28,914    600,000 SH       SOLE                   600,000
RESEARCH IN MOTION LTD       COM              760975102   14,210    700,000 SH  CALL SOLE                   700,000
ROVI CORP                    NOTE 2.625% 2/1  779376AB8   22,082     19,000 PRN      SOLE                                  NONE
SALESFORCE COM INC           NOTE 0.750% 1/1  79466LAB0   22,281     15,000 PRN      SOLE                                  NONE
SANOFI                       RIGHT 12/31/2020 80105N113      285    268,667 SH       SOLE                   268,667
SESI L L C                   FRNT 1.500%12/1  78412FAH7      557        557 PRN      SOLE                                  NONE
SMITHFIELD FOODS INC         NOTE 4.000% 6/3  832248AR9   28,908     25,870 PRN      SOLE                                  NONE
SOUTHERN UN CO NEW           COM              844030106    5,635    138,900 SH       SOLE                   138,900
STEEL DYNAMICS INC           NOTE 5.125% 6/1  858119AP5    4,717      4,500 PRN      SOLE                                  NONE
TCF FINL CORP                *W EXP 11/14/201 872275128   15,456  1,687,300 SH       SOLE                 1,687,300
TELEFLEX INC                 NOTE 3.875% 8/0  879369AA4   13,148     12,000 PRN      SOLE                                  NONE
TEREX CORP NEW               NOTE 4.000% 6/0  880779AV5   10,051     10,000 PRN      SOLE                                  NONE
THOMPSON CREEK METALS CO INC COM              884768102   24,063  3,980,000 SH       SOLE                 3,980,000
TRW AUTOMOTIVE INC           NOTE 3.500%12/0  87264MAH2    8,145      6,000 PRN      SOLE                                  NONE
VARIAN SEMICONDUCTOR EQUIPMN COM              922207105    9,173    150,000 SH       SOLE                   150,000
VERTEX PHARMACEUTICALS INC   NOTE 3.350%10/0  92532FAN0   11,479     10,000 PRN      SOLE                                  NONE
VIACOM INC NEW               CL B             92553P201   19,370    500,000 SH  CALL SOLE                   500,000
WASHINGTON FED INC           *W EXP 11/14/201 938824117    3,149    247,156 SH       SOLE                   247,156
WEBSTER FINL CORP CONN       *W EXP 11/21/201 947890117    7,880    515,000 SH       SOLE                   515,000
WELLPOINT INC                COM              94973V107      424      6,500 SH       SOLE                     6,500
WELLS FARGO & CO NEW         *W EXP 10/28/201 949746119  172,434  7,149,000 SH       SOLE                 7,149,000
XILINX INC                   NOTE 2.625% 6/1  983919AF8   17,260     15,000 PRN      SOLE                                  NONE
YAHOO INC                    COM              984332106   33,817  2,567,723 SH       SOLE                 2,567,723
ZIONS BANCORPORATION         *W EXP 05/22/202 989701115    8,448    600,000 SH       SOLE                   600,000
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